Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	BRAIN SCIENTIFIC INC.
Document Type	S-1/A
Entity Central Index Key	0001662382
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Incorporation State Code	NV